Other Financial Data (Tables)	12 Months Ended
Sep. 30, 2014
Other Financial Data [Abstract]
Other Items Reported In Earnings

	2012	2013	2014
Research and development expense	$547	576	541
Depreciation expense	$505	521	518
Rent expense	$395	414	411

Accrued Expenses

	2013	2014
Employee compensation	$650	705
Customer advanced payments	$402	455
Product warranty	$183	193

Other Liabilities

	2013	2014
Pension plans	$539	564
Deferred income taxes	823	572
Postretirement plans, excluding current portion	263	233
Other	688	628
Total	$2,313	1,997

Other Operating Cash Flow

	2012	2013	2014
Pension expense	$173	228	153
Stock compensation expense	100	221	143
Deferred income taxes and other	(92)	(63)	(111)
Total	$181	386	185